THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY

 INTERNATIONAL FUND

September 30, 2024

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.5%
	Shares	Fair Value
Australia — 0.3%
BHP Group	684	$21,221
Woodside Energy Group	121	2,114
		23,335
Belgium — 0.3%
Ageas	163	8,718
Anheuser-Busch InBev	293	19,417
		28,135
Brazil — 0.3%
Vale ADR, Cl B	875	10,220
Wheaton Precious Metals	219	13,390
		23,610
Canada — 8.0%
Agnico Eagle Mines	190	15,323
Alimentation Couche-Tard	410	22,692
Bank of Montreal	302	27,282
Bank of Nova Scotia	505	27,546
Barrick Gold	722	14,376
BCE	434	15,106
Brookfield, Cl A	679	36,102
Brookfield Asset Management, Cl A	178	8,425
Canadian Imperial Bank of Commerce	449	27,562
Canadian National Railway	276	32,355
Canadian Natural Resources	1,126	37,432
Canadian Pacific Kansas City	413	35,362
Cenovus Energy	576	9,644
CGI, Cl A*	150	17,279
Enbridge	888	36,113
Fortis	292	13,282
Manulife Financial	1,184	35,031
Nutrien	254	12,219
Rogers Communications, Cl B	224	9,017
Royal Bank of Canada	580	72,470
Shopify, Cl A*	463	37,134
Sun Life Financial	386	22,415
Suncor Energy	615	22,725
TC Energy	435	20,701
TELUS	780	13,101

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY

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September 30, 2024

(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Canada (continued)
Toronto-Dominion Bank	735	$46,528
Waste Connections	129	23,084
		690,306
China — 0.7%
NXP Semiconductors	141	33,842
Prosus	667	29,223
		63,065
Denmark — 2.4%
Coloplast, Cl B	92	12,052
DSV	105	21,733
Genmab*	31	7,518
Novo Nordisk, Cl B	1,232	145,121
Orsted*	106	7,065
Vestas Wind Systems*	509	11,267
		204,756
Finland — 0.7%
Kone, Cl B	242	14,504
Neste	217	4,221
Nokia	2,482	10,870
Nordea Bank	1,572	18,579
UPM-Kymmene	334	11,209
		59,383
France — 7.0%
Air Liquide	237	45,828
Airbus	286	41,884
AXA	860	33,142
BNP Paribas	430	29,538
Capgemini	93	20,130
Cie de Saint-Gobain	265	24,169
Danone	259	18,887
Dassault Systemes	438	17,417
Engie	799	13,835
EssilorLuxottica	123	29,184
Euroapi*	129	546
Hermes International SCA	13	32,006
Legrand	190	21,905
L'Oreal	83	37,243
LVMH Moet Hennessy Louis Vuitton	95	72,998

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY

 INTERNATIONAL FUND

September 30, 2024

(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
France (continued)
Orange	584	$6,703
Safran	150	35,339
Sanofi	361	41,458
TotalEnergies	907	59,217
Vinci	242	28,345
Worldline*	159	1,160
		610,934
Germany — 5.7%
adidas	74	19,648
Allianz	154	50,702
BASF	403	21,389
Bayer	401	13,571
Bayerische Motoren Werke	148	13,079
BioNTech ADR*	34	4,038
Daimler Truck Holding	231	8,670
Deutsche Bank	848	14,667
Deutsche Boerse	88	20,693
Deutsche Post	479	21,400
Deutsche Telekom	1,383	40,733
Deutsche Wohnen	104	2,884
E.ON	1,112	16,574
Fresenius & Co*	203	7,755
Infineon Technologies	596	20,926
Mercedes-Benz Group	376	24,356
RWE	337	12,291
SAP	423	96,495
Siemens	332	67,191
Vonovia	360	13,150
Zalando*	182	6,016
		496,228
Ireland — 0.5%
CRH PLC	387	35,392
ICON PLC ADR*	40	11,493
		46,885
Israel — 0.0%
Tower Semiconductor*	60	2,657

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY

 INTERNATIONAL FUND

September 30, 2024

(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Italy — 2.0%
Enel	2,843	$22,766
Eni	1,176	17,957
Ferrari	69	32,320
Intesa Sanpaolo	9,496	40,670
Snam	1,697	8,657
Stellantis	1,253	17,351
UniCredit	704	30,929
		170,650
Netherlands — 2.8%
Akzo Nobel	121	8,548
ASML Holding	168	139,797
Heineken	93	8,266
ING Groep	1,641	29,805
Koninklijke Ahold Delhaize	455	15,757
Koninklijke Philips*	560	18,387
Wolters Kluwer	129	21,783
		242,343
Singapore — 0.1%
STMicroelectronics	394	11,714

South Korea — 0.1%
Delivery Hero, Cl A*	100	4,042

Spain — 1.6%
Amadeus IT Group	265	19,200
Banco Santander	7,145	36,685
Iberdrola	2,491	38,615
Industria de Diseno Textil	605	35,881
Telefonica	2,411	11,829
		142,210
Sweden — 2.7%
Alleima	477	3,360
Atlas Copco, Cl A	2,294	42,534
Castellum*	477	7,004
Essity, Cl B	311	9,723
Evolution	93	9,156
H & M Hennes & Mauritz, Cl B	609	10,382
Hexagon, Cl B	1,554	16,741
Investor, Cl B	1,812	55,871

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY

 INTERNATIONAL FUND

September 30, 2024

(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Sweden (continued)
Kinnevik	720	$5,866
Nibe Industrier, Cl B	1,097	6,024
Sandvik	758	16,967
Swedbank	562	11,937
Telefonaktiebolaget LM Ericsson, Cl B	1,550	11,731
Volvo, Cl B	927	24,527
		231,823
Switzerland — 6.4%
ABB	797	46,287
Accelleron Industries	85	4,418
Alcon	240	23,990
Cie Financiere Richemont, Cl A	207	32,833
Holcim	241	23,587
Lonza Group	36	22,815
Nestle	988	99,509
Novartis	759	87,412
Roche Holding	260	83,405
Sandoz Group	145	6,063
Sika	85	28,224
Swiss Re	126	17,431
UBS Group	1,446	44,670
Zurich Insurance Group	61	36,865
		557,509
United Kingdom — 9.9%
Anglo American PLC	503	16,388
Ashtead Group PLC	246	19,092
AstraZeneca PLC	524	81,448
BAE Systems PLC	1,442	23,936
Barclays PLC	6,694	20,162
Barratt Developments PLC	1,207	7,750
BP PLC	6,227	32,717
British American Tobacco PLC	808	29,523
Compass Group PLC	804	25,818
Croda International PLC	139	7,863
Diageo PLC	897	31,319
Experian PLC	504	26,575
Flutter Entertainment PLC*	85	20,038
Glencore PLC	4,695	26,935

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY

 INTERNATIONAL FUND

September 30, 2024

(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
United Kingdom (continued)
GSK PLC	1,534	$31,204
Haleon PLC	2,337	12,316
HSBC Holdings PLC	7,164	64,306
Informa PLC	1,211	13,323
Just Eat Takeaway.com*	128	1,927
Legal & General Group PLC	4,161	12,631
Lloyds Banking Group PLC	30,803	24,295
London Stock Exchange Group PLC	182	24,950
Mondi PLC	444	8,456
National Grid PLC	1,585	21,898
Prudential PLC	1,187	11,059
Reckitt Benckiser Group PLC	247	15,164
RELX PLC	900	42,361
Shell PLC	2,595	84,409
Smith & Nephew PLC	663	10,298
SSE PLC	618	15,609
Standard Chartered PLC	1,328	14,126
Taylor Wimpey PLC	4,223	9,307
Unilever PLC	910	59,066
Vodafone Group PLC	11,813	11,890
		858,159

Total Common Stock
(Cost $3,745,001)		4,467,744
EXCHANGE TRADED FUNDS — 47.6%

iShares MSCI Australia ETF	10,510	284,926
iShares MSCI Austria ETF	1,379	31,476
iShares MSCI Brazil ETF	1,905	56,179
iShares MSCI Chile ETF	553	15,086
iShares MSCI China ETF	366	18,633
iShares MSCI India ETF*	4,514	264,204
iShares MSCI Indonesia ETF	1,035	23,288
iShares MSCI Israel ETF	929	62,728
iShares MSCI Japan ETF	3,902	279,149
iShares MSCI Malaysia ETF	625	16,906
iShares MSCI Mexico ETF	455	24,438
iShares MSCI Philippines ETF	629	18,323

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY

 INTERNATIONAL FUND

September 30, 2024

(Unaudited)

EXCHANGE TRADED FUNDS (continued)
	Shares	Fair Value
iShares MSCI Poland ETF	1,375	$33,330
iShares MSCI South Africa ETF	906	45,662
iShares MSCI Taiwan ETF	5,851	315,193
iShares MSCI Thailand ETF	338	23,417
Vanguard FTSE Emerging Markets ETF	13,198	631,524
Vanguard FTSE Pacific ETF	25,347	1,986,951
Total Exchange Traded Funds
(Cost $3,630,995)		4,131,413
PREFERRED STOCK — 0.2%

Germany — 0.2%
Henkel & Co#	127	11,963
Volkswagen#	91	9,664

Total Preferred Stock
(Cost $21,611)		21,627

Total Investments - 99.3%
(Cost $7,397,607)		$8,620,784

Percentages are based on Net Assets of $8,679,430.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

DEM-QH-001-0800